Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance for doubtful accounts
Balance at beginning of the year	¥ 0
Provisions	112,959	$ 17,726	¥ 8,083	¥ 130,723
Write off	10,800
Balance at end of the year	458		0
Amount Due From Related Party
Allowance for doubtful accounts
Balance at beginning of the year	4,006
Provisions	26,122		4,006	14,602
Write off				(14,602)
Balance at end of the year	30,128		4,006
Accounts Receivable
Allowance for doubtful accounts
Provisions	458		29	11,858
Write off			¥ (29)	(11,858)
Balance at end of the year	458
Loan Receivables From Factoring Business
Allowance for doubtful accounts
Provisions				82,000
Write off				(82,000)
Other Financial Receivables
Allowance for doubtful accounts
Provisions	4,000			16,912
Write off				(16,912)
Balance at end of the year	¥ 4,000
Camsing Incident | Amount Due From Related Party
Allowance for doubtful accounts
Provisions				¥ 12,800